(ICON)
Prudential
World
Fund, Inc.

Global Series

ANNUAL
REPORT
Oct. 31, 1996
(LOGO)

Prudential World Fund, Inc. -- Global Series

Performance At A Glance.
World stock markets rose nicely over the past 12 months, as low inflation and steady interest rates made equities the security of choice for mutual fund investors. Because of higher economic growth, the best gains came in Europe and the U.S., which outperformed the Pacific Basin, where Japan's continuing slump depressed stock market returns. As a result of our large investments in
Europe and the U.S., the Prudential World Fund -- Global Series delivered handsome returns for the 12 months. Still, your Fund performed significantly below the average global fund (as measured by Lipper Analytical Services), because our economically sensitive stocks were hurt in late 1995 when the
European and U.S. markets briefly declined. More recently, our performance has improved.

Cumulative Total Returns1
As of 10/31/96

                                One       Five      Ten
Since
                                Year     Years     Years
Inception2
                Class A          12.3%     75.5%     N/A
74.2%
                Class B          11.6      69.3     123.1%
363.6
                Class C          11.6      N/A       N/A
21.3
                Class Z          N/A       N/A       N/A
8.1
Lipper Global Fund Avg3          15.5      69.6     194.1
417.5

Average Annual Total Returns1
As of 9/30/96

                                One       Five      Ten
Since
                                Year      Years    Years
Inception2
                Class A           4.4%     11.1%     N/A
7.8%
                Class B           4.2      11.3      7.8%
13.2
                Class C           8.2       N/A      N/A
9.3

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares have been in existence for less than one year.

2Inception dates: 1/22/90 Class A; 5/15/84 Class B; 8/1/94
Class C; 3/1/96
Class Z.

3Lipper average returns are for 153 funds for one year, 36 funds for five years, 14 funds for 10 years and nine funds since inception of the Class B shares on 5/15/84.

How Investments Compared.
(As of 10/31/96)
(GRAPH)

 U.S.      General     General          U.S.
Growth        Bond       Muni Debt      Taxable
Funds       Funds       Funds       Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Dan Duane, Fund Manager
(PHOTO)
Portfolio
Manager's Report

The Prudential World Fund -- Global Series invests in U.S.
and foreign stocks.
Because it invests globally, the Fund is subject to the special risks associated with foreign investments, including currency, political and social risks, and illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Our Growth Style.
As growth investors, we look for significant global changes and then invest in companies that we think can benefit over the long term. We favor attractively priced stocks with prospects of strong earnings growth.
We're also patient, so
we often hold stocks longer than other funds.

Strategy Session.

Europe Slows...
Over the past 12 months, we thought European stocks showed the most growth potential, because the economic recovery there seemed about to take off after years of slow growth. That's why we increased our European holdings to 38% of our assets as of October 31, up from 33% a year ago. But we were still cautious -- what looks to be economic strength can be deceptive -- so we invested in companies that enjoyed strong international revenues. We also bought stocks that we thought would benefit from the corporate restructuring that's been underway in Continental Europe for much of the decade. Even with slow revenue growth, these companies have increased profits by cutting costs.

Our instincts about Europe were right, but we were too early in making our move -- the recovery lost steam after a slow start and our stocks fell in late
1995. These same stocks, however, bounced back early this year, as lower interest rates and weaker European currencies helped many companies report nice profits, allaying fears of a recession. This early volatility hurt our returns for the 12 months, but added nicely to our performance in the last six months.

 ...But The U.S. Grows
We were cautious about the U.S., because we thought that stock prices were approaching a peak. As a result, we kept our holdings steady at about 22% of assets through the year, about half the level of a widely watched global fund performance yardstick -- the Morgan Stanley Capital
International World Index.

Slowing Pacific Growth.
In the Pacific Basin, overall economic growth was slowing, as global demand fell for the region's exports. However, we still saw profitable investments in the Pacific, especially in companies that did business with China, where its
1.2 billion people are starting to demand Western-style consumer goods. This long-term trend led us to invest heavily in Hong Kong -- a good move in retrospect, as its Hang Seng stock index rose 29% in the last 12 months.

   Portfolio Breakdown.
Expressed as a percentage of
total investments as of 10/31/96.

     (PIE CHART)

What Went Well.

Hong Kong's China Connection.
Hong Kong had the best performing stock market in the Pacific Basin over the past 12 months, thanks to the many Hong Kong-domiciled companies profiting from booming economic growth in China. Worries about the colony's transition from British to Chinese control next summer seem to have faded. Instead, investors expect that Hong Kong will continue to gain from China's ever-growing appetite for consumer and industrial goods and services. We shared this sentiment and kept 8% of our assets in Hong Kong stocks, four times the weighting of Morgan Stanley's World Index. One of our more successful investments was Citic Pacific. This conglomerate not only operates toll roads, bridges and tunnels in China, but also distributes consumer goods.

U.S. Technology.
U.S. technology stocks posted average gains of 20% or so for the past 12 months, according to Standard & Poor's. Your Fund shared in this success, because software and computer networking stocks made up two of our five largest holdings (as of October 31). We had sold our computer hardware stocks in 1995, but we held on to our major software holdings. Despite some volatility last year, these stocks were among our biggest gainers. Oracle, for example, surged 65% over the year, while Microsoft climbed 52%.

And Not So Well.

Japan Languishes.
We were wrong about the end of Japan's longest-lasting postwar economic slump.
Last year, we thought record low interest rates would spark consumer spending
-- the driving force behind economic growth -- and lead to declines in the yen's value, which would spur additional revenues from exports.
(The yield on 10-year
government bonds, for example, hit a low of 2.7% in July.)
But consumer
spending and export demand stayed sluggish, and the stocks we held declined due to investor pessimism.

Five Largest Holdings.

2.2%                GKN PLC
                    Auto Parts
2.2%                Citic Pacific, Ltd.
                    Conglomerate
2.1%                Microsoft Corp.
                    Computer Software
2.0%                Oracle Systems Corp.
                    Computer Software
1.9%                Coca-Cola Amatil, Ltd.
                    Beverages & Tobacco

Expressed as a percentage of total net assets as of 10/31/96.

Looking Ahead.
U.S. stocks have outperformed foreign stocks over the last
few years, but that
could change if economic growth shifts to Europe and the
Pacific, which we
think is likely at some point. We are especially optimistic
about some of the
smaller Pacific stock markets like Hong Kong and The
Philippines. Even the
huge Japanese economy is expected to grow by a respectable
3% next year,
according to our economists. If that happens, Japanese
stocks could enjoy
strong price appreciation. In Europe, we think conditions
favor economic
expansion in 1997, helped by low interest rates and
increased competitive
efficiencies. Once  we see convincing evidence of
sustainable recoveries in
Europe and Japan, we will begin to shift into the types of
stocks that do best
in the early stages of the business cycle -- basic
materials, industrial and
consumer cyclical.
------------------------------------------------------------
-------------------

President's Letter
December 2, 1996
(PHOTO)

Dear Shareholder:
For many investors, 1996 may well be the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones Industrial Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October.
America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for 1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up. (Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help you:

- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds
(foreign & domestic)
   and money market funds you may be in a better position to achieve your long-
   term goals and to weather periods of uncertainty.

- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM
Variable Annuity
   offers you many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-rate investment options offering a broad array of investment objectives and styles.

- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996.
   The IRS deadline is April 15, 1997, but it's best to act sooner.

Why not contact your Financial Advisor or Registered
Representative today? If
you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,

Richard A. Redeker
President

P.S. Your 1997 Prudential IRA contribution may qualify you
for a waiver of the
annual custodial fee. Ask your financial representative for
details.
------------------------------------------------------------
-------------------
2

Page>
Portfolio of Investments                     PRUDENTIAL
WORLD FUND, INC.
as of October 31, 1996                       GLOBAL SERIES
------------------------------------------------------------
------------------------------------------------------------

                                                       Value
Shares      Description                              (Note
1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--94.6%
COMMON STOCKS--94.4%
------------------------------------------------------------
Argentina--0.6%
  433,000   Banco Frances Rio Plata (Banking)      $
3,789,508
------------------------------------------------------------
Australia--5.4%
  430,100   Brambles Industries, Ltd. (Business
               & Public Services)
7,120,635
  525,974   Broken Hill Proprietary Co., Ltd.
               (Other energy sources)
6,978,822
  828,619   Coca-Cola Amatil, Ltd. (Beverages &
               Tobacco)
11,388,260
3,000,000   Duke Group (Precious Metals)
0
1,720,800   Publishing & Broadcasting, Ltd.
               (Broadcasting & Publishing)
7,742,510
                                                   ---------
----

33,230,227
------------------------------------------------------------
Belgium--0.7%
    5,500   Bekaert SA (Building Materials &
               Components)
4,443,360
------------------------------------------------------------
Federal Republic of Germany--4.4%
  185,000   Hoechst AG (Chemicals)
6,943,749
   11,420   Linde AG (Machinery & Engineering)
7,056,119
   49,900   SAP AG (Computer Software &
               Services)
6,741,910
  113,000   Siemens AG (Electrical &
               Electronics)
5,827,622
                                                   ---------
----

26,569,400
------------------------------------------------------------
Finland--1.0%
  132,800   Nokia Corp. (Telecommunications
               Equipment)
6,123,115
------------------------------------------------------------
France--4.8%
   19,350   Carrefour (Retail)
10,717,679
   20,796   Imetal SA (Misc. Materials &
               Commodities)
3,235,926
   39,400   Legrand SA (Electrical &
               Electronics)
6,823,077
   18,300   Plastic Omnium (Automobiles & Auto
               Parts)                              $
1,515,591
   10,000   SGS Thomson Microelectronics NV*
               (Electronic Components)
528,895
  105,100   Valeo SA (Automobiles & Auto Parts)
6,295,330
                                                   ---------
----

29,116,498
------------------------------------------------------------
Hong Kong--7.3%
7,201,213   CDL Hotels International Ltd.
               (Leisure & Tourism)
3,725,311
2,715,000   Citic Pacific, Ltd. (Multi-Industry)
13,202,452
2,102,000   Guoco Group, Ltd. (Banking)
11,118,673
  928,000   Hutchison Whampoa, Ltd.
               (Multi-Industry)
6,480,950
1,738,000   New World Development Co., Ltd.
               (Property Development)
10,114,844
                                                   ---------
----

44,642,230
------------------------------------------------------------
Ireland--1.1%
  810,300   Bank of Ireland (Banking)
6,659,097
------------------------------------------------------------
Italy--2.3%
   96,300   Gucci Group NV (Retail)
6,644,700
3,559,600   Telecom Italia Mobile SpA*
               (Telecommunications-Unregulated)
7,335,682
                                                   ---------
----

13,980,382
------------------------------------------------------------
Japan--15.3%
  247,000   Daibiru Corp. (Property Investment)
2,795,858
  313,000   Eisai Co., Ltd. (Health & Personal
               Care)
5,602,773
  402,000   Honda Motor Co., Ltd. (Automobiles &
               Auto Parts)
9,594,525
  473,000   JGC Corp. (Construction)
4,980,476
   38,500   Keyence Corp. (Electronic Components
               & Instruments)
4,459,264

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments                     PRUDENTIAL
WORLD FUND, INC.
as of October 31, 1996                       GLOBAL SERIES
------------------------------------------------------------
------------------------------------------------------------

                                                       Value
Shares      Description                              (Note
1)
------------------------------------------------------------
Japan (cont'd.)
   45,000   Kokusai Denshin Denwa Co., Ltd.
               (Utilities Telephones)              $
3,889,352
  708,000   Mitsui Fudosan Co., Ltd. (Property
               Investment)
8,759,531
  148,700   Namco Ltd. (Recreation & Other
               Consumer Goods)
4,449,322
  780,000   Nichirei Corp. (Miscellaneous
               Industrial)
4,660,905
   26,300   Nippon TV Network (Broadcasting &
               Publishing)
7,615,496
  792,000   Nissan Chemical Industries
               (Chemicals)
4,663,116
  674,000   Nissan Motor Co., Ltd.* (Automobiles
               & Auto Parts)
5,092,037
      880   Nissen Co., Ltd. (Retail)
7,336
  583,000   Onward Kashiyama & Co., Ltd.
               (Textile-Apparel Manufacturing)
8,133,813
  174,000   Sony Corp. (Appliances & Household
               Durables)
10,427,938
  340,000   Toyota Motor Corp. (Automobiles &
               Auto Parts)
8,025,271
                                                   ---------
----

93,157,013
------------------------------------------------------------
Malaysia--3.1%
4,320,000   IJM Corporation Berhad
               (Construction)
9,404,314
1,837,000   Renong Berhad (Multi-Industry)
2,893,829
1,132,000   Resorts World Berhad (Leisure &
               Tourism)
6,496,735
                                                   ---------
----

18,794,878
------------------------------------------------------------
Mexico--2.3%
  664,000   Apasco, SA (Building Materials &
               Components)
4,077,193
1,848,200   Cifra, SA de CV* (Retail)
2,380,889
1,003,200   Fomento Economico Mexicano, SA de CV
               (Beverages & Tobacco)
3,067,429
  240,000   Kimberly-Clark de Mexico, SA de CV
               (Forest Products & Paper)
4,661,654
                                                   ---------
----

14,187,165
Netherlands--2.9%
   26,600   Heineken NV (Beverages & Tobacco)      $
5,016,062
   40,300   Nutricia Verenigde Bedrijven NV
               (Food & Household Products)
5,643,328
   41,025   Royal Dutch Petroleum Co. (Energy
               Sources)
6,763,477
                                                   ---------
----

17,422,867
------------------------------------------------------------
New Zealand--0.1%
  384,863   Fletcher Challenge Forestry, Ltd.
               (Forest Products & Paper)
642,119
------------------------------------------------------------
Singapore--3.2%
  529,100   Overseas Chinese Banking Corp., Ltd.
               (Banking)
6,047,930
  853,000   Overseas Union Bank (Banking)
5,813,845
1,083,250   Sembawang Maritime, Ltd. (Energy
               Equipment & Services)
2,860,980
1,915,000   Wing Tai Holdings (Property
               Development)
4,704,224
                                                   ---------
----

19,426,979
------------------------------------------------------------
Spain--1.9%
   29,600   Banco Popular Espanol SA (Banking)
5,646,805
  247,862   Centros Commerciale Pryca (Retail)
5,680,373
                                                   ---------
----

11,327,178
------------------------------------------------------------
Sweden--5.4%
  271,000   Allgon AB (Electronic Components)
5,495,496
  132,800   Astra AB (Health & Personal Care)
6,051,676
   84,200   Hennes & Mauritz AB (Retail)
10,884,237
  187,200   Mo och Domsjo AB (Forest Products &
               Paper)
5,146,841
  678,000   Skandinaviska Enskilda Banken
               (Banking)
5,664,333
                                                   ---------
----

33,242,583

------------------------------------------------------------
--------------------
-----4                                        See Notes to
Financial Statements.

Portfolio of Investments                     PRUDENTIAL
WORLD FUND, INC.
as of October 31, 1996                       GLOBAL SERIES
------------------------------------------------------------
------------------------------------------------------------

                                                       Value
Shares      Description                              (Note
1)
------------------------------------------------------------
United Kingdom--11.6%
1,131,000   British Sky Broadcasting PLC
               (Broadcasting & Publishing)         $
10,619,805
  820,000   Dixons Group PLC (Retail)
7,345,972
  715,900   GKN PLC (Automobiles & Auto Parts)
13,385,990
  750,000   Hays PLC (Business & Public
               Services)
6,285,598
  304,000   Reed International PLC (Broadcasting
               & Publishing)
5,659,496
  722,900   Siebe PLC (Machinery & Engineering)
11,340,530
  608,300   Standard Chartered PLC (Banking)
6,563,107
2,451,290   Vodafone Group PLC
               (Telecommunications-Unregulated)
9,494,012
                                                   ---------
----

70,694,510
------------------------------------------------------------
United States--21.0%
  188,000   Baker Hughes Inc. (Oil & Gas
               Equipment & Services)
6,697,500
  121,000   Case Corp. (Machinery & Equipment)
5,626,500
  177,400   Cisco Systems, Inc.* (Computer
               Software & Services)
10,976,625
  317,000   Companhia Brasileira De Distribuicao
               (ADR) (Retail)
6,260,750
  104,700   Disney (Walt) Co. (Leisure &
               Tourism)
6,897,112
  317,882   Mattel, Inc. (Recreation & Other
               Consumer Goods)
9,178,843
  335,800   MCI Communications Corp. (Utilities
               Telephones)
8,436,975
   92,100   Microsoft Corp.* (Computer Software
               & Services)
12,640,725
  227,800   Mirage Resorts, Inc.* (Leisure &
               Tourism)
5,011,600
   76,000   Mobil Corp. (Energy Sources)
8,873,000
   74,800   Motorola, Inc. (Electrical &
               Electronics)
3,440,800
  286,500   Oracle Systems Corp.* (Computer
               Software & Services)
12,122,531
  101,800   SGS Thomson Microelectronics NV*
               (Electronic Components)
5,331,775
  123,500   Texas Instruments Inc. (Electronic
               Components & Instruments)
5,943,438
  124,000   Tiffany & Co. (Retail)
4,588,000
  141,000   Time Warner, Inc. (Broadcasting &
               Publishing)                         $
5,252,250
   86,000   Transocean Offshore Inc. (Oil & Gas
               Exploration/Production)
5,439,500
  160,800   Viacom Inc.* (Broadcasting &
               Publishing)
5,246,100
                                                   ---------
----

127,964,024
                                                   ---------
----
            Total common stocks
               (cost US$457,006,447)
575,413,133
                                                   ---------
----
Warrants
WARRANTS*--0.2%
------------------------------------------------------------
Malaysia
  229,625   Renong Berhad
               expiring Nov. '00 @ MYR4.10
               (Multi-Industry)
93,613
------------------------------------------------------------
Singapore--0.2%
  324,400   United Overseas Bank, Ltd.
               expiring June '97 @ SGD3.34
               (Banking)
1,151,580
                                                   ---------
----
            Total warrants
               (cost US$1,685,011)
1,245,193
                                                   ---------
----
            Total long-term investments
               (cost US$458,691,458)
576,658,326
                                                   ---------
----
Principal
Amount
(000)
SHORT-TERM INVESTMENTS--1.7%
------------------------------------------------------------
Repurchase Agreement--1.7%
            Joint Repurchase Agreement Account,
  $10,702   5.548%, 11/01/96
               (cost US$10,702,000; Note 5)
10,702,000
                                                   ---------
----
------------------------------------------------------------
Total Investments--96.3%
            (cost US$469,393,458; Note 4)
587,360,326
            Other assets in excess of
               liabilities--3.7%
22,426,775
                                                   ---------
----
            Net Assets--100%                       $
609,787,101
                                                   ---------
----
                                                   ---------
----

---------------
*Non-income producing security.
ADR--American Depository Receipt
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL WORLD FUND, INC.
Statement of Assets and Liabilities                GLOBAL
SERIES
------------------------------------------------------------
--------------------

Assets
October 31, 1996
Investments, at value (cost
US$469,393,458).............................................
 ..................        $587,360,326
Foreign currency, at value (cost
US$16,357,706)..............................................
 .............          16,251,872
Cash........................................................
 ..............................................
150,081
Receivable for Fund shares
sold........................................................
 ...................          12,772,062
Dividends and interest
receivable..................................................
 .......................           1,079,227
Receivable for investments
sold........................................................
 ...................             228,820
Deferred expenses and other
assets......................................................
 ..................              14,097

----------------
   Total
assets......................................................
 .....................................         617,856,485

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................           5,916,647
Payable for Fund shares
reacquired..................................................
 ......................             857,859
Accrued
expenses....................................................
 ......................................             524,515
Management fee
payable.....................................................
 ...............................             385,716
Distribution fee
payable.....................................................
 .............................             312,201
Withholding taxes
payable.....................................................
 ............................              72,446

----------------
   Total
liabilities.................................................
 .....................................           8,069,384

----------------
Net
Assets......................................................
 ..........................................
$609,787,101

----------------

----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ..........................        $    375,232
   Paid-in capital in excess of
par.........................................................
 ..............         443,721,827

----------------

444,097,059
   Undistributed net investment
income......................................................
 ..............           1,692,769
   Accumulated net realized gain on investments and foreign
currency transactions.........................
46,116,378
   Net unrealized appreciation on investments and foreign
currencies......................................
117,880,895

----------------
Net assets, October 31,
1996........................................................
 ......................        $609,787,101

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($234,699,764 / 14,125,276 shares of common stock
issued and outstanding)...........................
$16.62
   Maximum sales charge (5% of offering
price)......................................................
 ......                 .87

----------------
   Maximum offering price to
public......................................................
 .................               $17.49

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($326,977,505 / 20,487,988 shares of common stock
issued and outstanding)...........................
$15.96

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($7,693,316 / 482,078 shares of common stock issued
and outstanding)................................
$15.96

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($40,416,516 / 2,427,885 shares of common stock issued
and outstanding).............................
$16.65

----------------

----------------

------------------------------------------------------------
--------------------
-----6                                        See Notes to
Financial Statements.

PRUDENTIAL WORLD FUND, INC.
WORLD FUND, INC.
GLOBAL SERIES
Statement of Operations
------------------------------------------------------------

                                                 Year Ended
Net Investment Income                         October 31,
1996
Income
   Dividends (net of foreign withholding
      taxes of $833,471)...................     $  7,259,756
   Interest................................          713,180
                                              --------------
--
      Total income.........................        7,972,936
                                              --------------
--
Expenses
   Management fee..........................        4,118,594
   Distribution fee--Class A...............          557,370
   Distribution fee--Class B...............        2,714,436
   Distribution fee--Class C...............           55,155
   Transfer agent's fees and expenses......        1,328,000
   Custodian's fees and expenses...........          430,000
   Reports to shareholders.................          384,000
   Registration fees.......................          114,000
   Directors' fees and expenses............           88,000
   Legal fees and expenses.................           65,000
   Audit fees and expenses.................           52,000
   Insurance expense.......................           12,872
   Miscellaneous...........................           16,001
                                              --------------
--
      Total operating expenses.............        9,935,428
                                              --------------
--
Net investment loss........................
(1,962,492)
                                              --------------
--
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions.................       46,102,357
   Foreign currency transactions...........        3,727,733
                                              --------------
--
                                                  49,830,090
                                              --------------
--
Net change in unrealized
   appreciation/depreciation on:
   Investments.............................       19,925,606
   Foreign currencies......................
(4,059,414)
                                              --------------
--
                                                  15,866,192
                                              --------------
--
Net gain on investments and foreign
   currencies..............................       65,696,282
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................     $ 63,733,790
                                              --------------
--
                                              --------------
--

PRUDENTIAL WORLD FUND, INC.
WORLD FUND, INC.
GLOBAL SERIES
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                  Year Ended October 31,
in Net Assets                         1996              1995
Operations
   Net investment loss........   $   (1,962,492)    $
(2,260,923)
   Net realized gain on
      investment and foreign
      currency transactions...       49,830,090
25,315,122
   Net change in unrealized
     appreciation/depreciation
      of investments and
      foreign currencies......       15,866,192
1,174,619
                                ----------------    --------
-----
   Net increase in net assets
      resulting from
      operations..............       63,733,790
24,228,818
                                ----------------    --------
-----
Net equalization credits......               --
712,010
                                ----------------    --------
-----
Distributions paid to
   shareholders
   from net realized gains on
   investments and foreign
   currency transactions
   Class A....................      (10,616,171)
(1,006,573)
   Class B....................      (12,843,895)
(5,394,512)
   Class C....................         (187,931)
(20,921)
   Class Z....................          (30,717)
--
                                ----------------    --------
-----
                                    (23,678,714)
(6,422,006)
                                ----------------    --------
-----
Fund share transactions (net
   of share conversions) (Note
   6)
   Proceeds from shares
      sold....................      639,187,000
323,054,908
   Net asset value of shares
      issued in reinvestment
      of distributions........       22,475,256
6,072,122
   Cost of shares
      reacquired..............     (586,163,045)
(338,953,005)
                                ----------------    --------
-----
Net increase (decrease) in net
   assets from Fund share
   transactions...............       75,499,211
(9,825,975)
                                ----------------    --------
-----
Total increase................      115,554,287
8,692,847
Net Assets
Beginning of year.............      494,232,814
485,539,967
                                ----------------    --------
-----
End of year...................   $  609,787,101     $
494,232,814
                                ----------------    --------
-----
                                ----------------    --------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

                                                  PRUDENTIAL
WORLD FUND, INC.
Notes to Financial Statements                     GLOBAL
SERIES
------------------------------------------------------------
--------------------
Prudential World Fund, Inc. is registered under the
Investment Company Act of
1940, as an open-end, diversified management investment
company and currently
consists of two series: the Global Series (the ""Fund'') and the International
Stock Series. At the time of the name change from Prudential
Global Fund, Inc.
to Prudential World Fund, Inc., the assets of the Global
Fund were designated
Global Series. The investment objective of the Fund is to
seek long-term
capital growth, with income as a secondary objective, by
investing in a
diversified portfolio of securities consisting of marketable securities of
U.S. and non-U.S. issuers.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: Securities traded on an exchange
(whether domestic or
foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market
(including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices.

Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange as reported by a major bank;

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at fiscal year end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year.

Net realized gains on foreign currency transactions of $3,727,733 represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its foreign portfolio
holdings or on specific receivables and payables denominated in a foreign
currency. The contracts are valued daily at current exchange rates and any
unrealized gain or loss is included in net unrealized
appreciation or
depreciation on investments. Gain or loss is realized on the settlement date of
the contract equal to the difference between the settlement
value of the
original and renegotiated forward contracts. This gain or
loss, if any, is
included in net realized gain (loss) on foreign currency
transactions. Risks may
arise upon entering into these contracts from the potential
inability of the
counterparties to meet the terms of their contracts.
------------------------------------------------------------
--------------------
-----8

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements                       GLOBAL
SERIES
------------------------------------------------------------
--------------------

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis.
Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Equalization: Effective November 1, 1995, the Fund discontinued the accounting practice of equalization. Equalization is a practice whereby a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. The balance of $3,655,851 of undistributed net investment income at
October 31, 1995, resulting from equalization was transferred to paid-in capital in excess of par. Such reclassification has no effect on net assets, results of operations, or net asset value per share.

Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of
Certified Public Accountants Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by
$3,926,050, decrease accumulated net realized gain on investments and foreign currency transactions by $3,727,733 and decrease paid-in capital by $198,317 for the year ended October 31, 1996.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been
provided for in accordance with the Fund's understanding of
the applicable
country's tax rules and rates.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management LLC
(``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Fund.

The Fund had distribution agreements with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996
Prudential Securities
Incorporated (``PSI'') became the distributor of the Class A shares of the Fund and is serving the Fund under the same terms and conditions as under the arrangement with PMFD. PSI is also distributor of the Class B, Class C and
Class Z shares of the Fund. The Fund compensated PMFD and PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the ``Class A, B and C Plans'') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A Plan, the Fund compensated PMFD
during the period
November 1, 1995 through January 1, 1996 and thereafter PSI
with respect to
Class A shares, for distribution-related activities at an
annual rate of up
to .30 of 1% of the average daily net assets of the Class A
shares. Pursuant to
the Class B and C Plans, the Fund compensated PSI for
distribution-related
activities at the annual rate of .75 of 1% of the average
daily net assets of
Class B shares up to the level of average daily net assets
as of February 26,
1986, plus 1%  of the average daily
------------------------------------------------------------
--------------------

9 -----

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements                      GLOBAL
SERIES
------------------------------------------------------------
--------------------
net assets in excess of such level of the Class B shares and 1% of average daily net assets of Class C shares. Payments made pursuant to the
Plans were .25 of 1%, .92% of 1% and 1% of the average daily net assets of
Class A, B and C shares, respectively, for the year ended
October 31, 1996.

PMFD and PSI have advised the Fund that they have received approximately
$283,800 in front-end sales charges resulting from sales of Class A shares during the year ended October 31, 1996. From these fees, PMFD and PSI paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PSI has advised the Fund that for the year ended October 31, 1996, it received approximately $732,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are indirect,
wholly-owned subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly owned subsidiary of
PMF, serves as the Fund's transfer agent and during the year ended October 31,
1996, the Fund incurred fees of approximately $1,297,000 for the services of
PMFS. As of October 31, 1996, approximately $111,300 of such fees were due to
PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

For the year ended October 31, 1996, PSI and/or its foreign
affiliates earned
approximately $40,100 in brokerage commissions from
portfolio transactions
executed on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 1996 were $307,901,802 and $272,113,751, respectively.

The United States federal income tax basis of the Fund's
investments is
substantially the same as for financial reporting purposes
and, accordingly, as
of October 31, 1996 net unrealized appreciation for federal
income tax purposes
was $117,966,868 (gross unrealized appreciation--
$139,904,299; gross unrealized
depreciation--$21,937,431).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of October 31,
1996, the Fund had a 1.25% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $10,702,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

Bear Stearns & Co., 5.53%, in the principal amount of $277,000,000, repurchase price $277,042,550, due 11/1/96. The value of the collateral including accrued interest is $282,667,606.

CS First Boston Corp., 5.56%, in the principal amount of $100,000,000, repurchase price $100,015,444, due 11/1/96. The value of the collateral including accrued interest is $102,000,453.

Deutsche Bank Securities Corp., 5.55%, in the principal amount of $175,000,000, repurchase price $175,026,799, due 11/1/96. The value of the collateral including accrued interest is $178,500,400.

Morgan Stanley & Co., Inc., 5.65%, in the principal amount of $26,585,000, repurchase price $26,589,172, due 11/1/96. The value of the collateral including accrued interest is $27,128,601.

Smith Barney Inc., 5.55%, in the principal amount of
$277,000,000, repurchase
price $277,042,704, due 11/1/96. The value of the collateral including accrued
interest is $282,541,278.
------------------------------------------------------------
--------------------
-----10

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements                      GLOBAL
SERIES
------------------------------------------------------------
--------------------
Note 6. Capital

The Fund offers Class A, Class B, Class C shares and Class
Z. Class A shares are
sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
Effective March 1, 1996, the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. There are
500 million authorized shares of common stock, $.01 par value per share, divided equally into four classes, designated Class A, Class B, Class C and
Class Z common stock.

Transactions in shares of common stock were as follows:

Class A                               Shares          Amount
----------------------------------  -----------    ---------
----
Year ended October 31, 1996:
Shares sold.......................   26,335,607    $
415,012,668
Shares issued in reinvestment of
  distributions...................      680,446
10,109,525
Shares reacquired.................  (28,068,715)
(443,294,595)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............   (1,052,662)
(18,172,402)
Shares issued upon conversion from
  Class B.........................      872,989
13,829,667
                                    -----------    ---------
----
Net decrease in shares
  outstanding.....................     (179,673)   $
(4,342,735)
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended October 31, 1995:
Shares sold.......................   14,310,794    $
203,989,259
Shares issued in reinvestment of
  distributions...................       73,418
983,611
Shares reacquired.................  (15,121,426)
(217,547,014)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............     (737,214)
(12,574,144)
Shares issued upon conversion from
  Class B.........................   10,085,947
130,068,677
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    9,348,733    $
117,494,533
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B                               Shares          Amount
----------------------------------  -----------    ---------
----
Year ended October 31, 1996:
Shares sold.......................   10,835,882    $
164,171,609
Shares issued in reinvestment of
  distributions...................      846,398
12,154,296
Shares reacquired.................   (8,151,951)
(123,589,487)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............    3,530,329
52,736,418
Shares reacquired upon conversion
  into Class A....................     (906,072)
(13,829,667)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    2,624,257    $
38,906,751
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended October 31, 1995:
Shares sold.......................    8,422,470    $
116,118,701
Shares issued in reinvestment of
  distributions...................      390,179
5,070,014
Shares reacquired.................   (8,836,648)
(120,783,109)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............      (23,999)
405,606
Shares reacquired upon conversion
  into Class A....................  (10,370,444)
(130,068,677)
                                    -----------    ---------
----
Net decrease in shares
  outstanding.....................  (10,394,443)
$(129,663,071)
                                    -----------    ---------
----
                                    -----------    ---------
----
Class C
----------------------------------
Year ended October 31, 1996:
Shares sold.......................      343,501    $
5,317,184
Shares issued in reinvestment of
  distributions...................       12,592
180,902
Shares reacquired.................     (122,368)
(1,957,739)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      233,725    $
3,540,347
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended October 31, 1995:
Shares sold.......................      210,290    $
2,946,948
Shares issued in reinvestment of
  distributions...................        1,419
18,497
Shares reacquired.................      (46,329)
(622,882)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      165,380    $
2,342,563
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
--------------------

11 -----

PRUDENTIAL WORLD FUND, INC.
Notes to Financial Statements                       GLOBAL
SERIES
------------------------------------------------------------
--------------------

Class Z                               Shares          Amount
----------------------------------  -----------    ---------
----
March 1, 1996(a) through
  October 31, 1996:
Shares sold.......................    3,507,519    $
54,685,539
Shares issued in reinvestment of
  distributions...................        1,895
30,533
Shares reacquired.................   (1,081,529)
(17,321,224)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    2,427,885    $
37,394,848
                                    -----------    ---------
----
                                    -----------    ---------
----

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------
Note 7. Distributions

On December 10, 1996, the Board of Directors of the Fund
declared a currency
gain dividend of $0.04 per share, short-term capital gain
distribution of $0.20
per share and a long-term capital gain distribution of $1.05 per share for Class
A, B, C and Z shares respectively, payable on December 19,
1996 to shareholders
of record on December 16, 1996.
------------------------------------------------------------
--------------------
-----12

PRUDENTIAL WORLD FUND, INC.
Financial Highlights                               GLOBAL
SERIES
------------------------------------------------------------
--------------------

Class A
                                                  ----------
-----------------------------------------------

Year Ended October 31,
                                                  ----------
-----------------------------------------------
                                                    1996
1995(a)      1994(a)     1993(a)     1992(a)
                                                  --------
--------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............    $  15.52
$  14.89     $ 13.17     $  9.58     $ 10.08
                                                  --------
--------     -------     -------     -------
Income from investment operations
Net investment income (loss)..................          --
 .01        (.04)        .02         .03
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................        1.83
 .81        1.76        3.57        (.53)
                                                  --------
--------     -------     -------     -------
   Total from investment operations...........        1.83
 .82        1.72        3.59        (.50)
                                                  --------
--------     -------     -------     -------
Less distributions
Distributions paid to shareholders from net
   realized gains on investment and foreign
   currency transactions......................        (.73)
(.19)         --          --          --
                                                  --------
--------     -------     -------     -------
   Total distributions........................        (.73)
(.19)         --          --          --
                                                  --------
--------     -------     -------     -------
Net asset value, end of year..................    $  16.62
$  15.52     $ 14.89     $ 13.17     $  9.58
                                                  --------
--------     -------     -------     -------
                                                  --------
--------     -------     -------     -------
TOTAL RETURN(b):..............................       12.33%
5.74%      13.06%      37.47%      (4.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................    $234,700
$222,002     $73,815     $42,021     $13,973
Average net assets (000)......................    $222,948
$174,316     $58,455     $21,409     $14,758
Ratios to average net assets:
   Expenses, including distribution fees......        1.45%
1.51%       1.55%       1.56%       1.71%
   Expenses, excluding distribution fees......        1.20%
1.26%       1.30%       1.36%       1.51%
   Net investment income (loss)...............       (0.04)%
 .10%      (0.29)%      0.20%       0.22%
For Class A, B, C and Z shares:
Portfolio turnover rate(c)....................          52%
50%         49%         69%         58%
Average commission rate paid per share........    $ 0.0366
N/A         N/A         N/A         N/A

---------------
(a) Based on average shares outstanding, by class.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions.
(c) Portfolio turnover is calculated on the basis of the
Fund as a whole without
    distinguishing between the classes of shares issued.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

PRUDENTIAL WORLD FUND, INC.
Financial Highlights                               GLOBAL
SERIES
------------------------------------------------------------
--------------------

Class B                                  Class C
                                                ------------
------------------------------------------------     -------
----

Year

Year Ended October 31,                           Ended
                                                ------------
------------------------------------------------     October
31,
                                                  1996
1995(a)      1994(a)      1993(a)      1992(a)         1996
                                                --------
--------     --------     --------     --------     --------
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........  $  15.03
$  14.53     $  12.94     $   9.47     $  10.05       $
15.03
                                                --------
--------     --------     --------     --------         ----
-
Income from investment operations
Net investment income (loss)..................      (.08)
(.11)        (.13)        (.04)        (.05)         (.05)
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................      1.74
 .80         1.72         3.51         (.53)         1.71
                                                --------
--------     --------     --------     --------         ----
-
   Total from investment operations...........      1.66
 .69         1.59         3.47         (.58)         1.66
                                                --------
--------     --------     --------     --------         ----
-
Less distributions
Distributions paid to shareholders from net
   realized gains on investment and foreign
   currency transactions......................      (.73)
(.19)          --           --           --          (.73)
                                                --------
--------     --------     --------     --------         ----
-
   Total distributions........................      (.73)
(.19)          --           --           --          (.73)
                                                --------
--------     --------     --------     --------         ----
-
Net asset value, end of period................  $  15.96
$  15.03     $  14.53     $  12.94     $   9.47       $
15.96
                                                --------
--------     --------     --------     --------         ----
-
                                                --------
--------     --------     --------     --------         ----
-
TOTAL RETURN(b):..............................     11.57%
4.98%       12.29%       36.64%      (5.77)%        11.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............  $326,978
$268,498     $410,520     $251,133     $178,438       $
7,693
Average net assets (000)......................  $294,230
$287,656     $345,771     $183,741     $210,464       $
5,516
Ratios to average net assets:
   Expenses, including distribution fees......      2.12%
2.19%        2.24%        2.24%        2.40%         2.20%
   Expenses, excluding distribution fees......      1.20%
1.27%        1.30%        1.36%        1.51%         1.20%
   Net investment income (loss)...............      (.67)%
(.84)%      (0.97)%      (0.39)%      (0.47)%        (.72)%


Class Z

-----------

August 1,       March 1,
                                                   Year
1994(d)        1996 (e)
                                                   Ended
Through         Through
                                                October 31,
October 31,     October 31,
                                                  1995(a)
1994(a)          1996
                                                -----------
-----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........    $ 14.53
$ 14.03         $ 15.42
                                                    -----
-----       -----------
Income from investment operations
Net investment income (loss)..................       (.11)
(.03)            .06
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................        .80
 .53            1.18
                                                    -----
-----       -----------
   Total from investment operations...........        .69
 .50            1.24
                                                    -----
-----       -----------
Less distributions
Distributions paid to shareholders from net
   realized gains on investment and foreign
   currency transactions......................       (.19)
--            (.01)
                                                    -----
-----       -----------
   Total distributions........................       (.19)
--            (.01)
                                                    -----
-----       -----------
Net asset value, end of period................    $ 15.03
$ 14.53         $ 16.65
                                                    -----
-----       -----------
                                                    -----
-----       -----------
TOTAL RETURN(b):..............................       4.98%
3.56%          12.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............    $ 3,733
$ 1,205         $40,416
Average net assets (000)......................    $ 2,284
$   630         $26,452
Ratios to average net assets:
   Expenses, including distribution fees......       2.25%
2.63%(c)        1.20%(c)
   Expenses, excluding distribution fees......       1.25%
1.63%(c)        1.20%(c)
   Net investment income (loss)...............       (.76)%
(1.21)%(c)        .55%(c)

---------------
(a) Based on average shares outstanding, by class.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
-----14                                       See Notes to
Financial Statements.

PRUDENTIAL WORLD FUND, INC.
Independent Auditors' Report                       GLOBAL
SERIES
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors
Prudential World Fund, Inc.--Global Series

We have audited the accompanying statement of assets and liabilities including the portfolio of investments, of Prudential World Fund, Inc.- -Global Series, as of October 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential World
Fund, Inc.--Global Series as of October 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
December 13, 1996



PRUDENTIAL WORLD FUND, INC.
Tax Information                                    GLOBAL
SERIES
------------------------------------------------------------
--------------------
As required by the Internal Revenue Code, we are to advise you within 60 days of the Fund's fiscal year end (October 31, 1996) as to the federal tax status of dividends and distributions paid by the Fund.

During the fiscal year ended October 31, 1996, the Fund paid a long-term capital gains distribution for Class A, Class B and Class C Shares of $.73 per share and
$.01 per share for Class Z shares (taxable as capital gains income). We wish to advise you that the corporate dividends received deduction for the Fund is zero.

For the purpose of preparing your annual federal income tax
return, however, you
should report the amounts as reflected on the appropriate
Form 1099-DIV or
substitute 1099-DIV.
------------------------------------------------------------
--------------------

15 -----

PRUDENTIAL WORLD FUND, INC.
Supplemental Proxy Information                      GLOBAL
SERIES
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of the Prudential
World Fund, Inc.--Global
Series (the ``Fund'') was held on Wednesday, October 30,
1996 at the offices of
Prudential Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1) To elect Directors as follows: Edward D. Beach, Stephen
C. Eyre, Delayne D.
    Gold, Robert F. Gunia, Don G. Hoff, Robert E. LaBlanc,
Mendel A. Melzer,
    Richard A. Redeker, Robin B. Smith, Stephen Stoneburn, and Nancy H. Teeters.

(2) To amend the Fund's fundamental investment restriction to permit the Fund to invest up to 10% of its total assets in shares of other investment companies.

(3) To approve the proposed elimination of the Fund's fundamental investment restriction relating to investment in securities of unseasoned issuers.

(4) To amend the Fund's fundamental investment restriction relating to securities lending.

(5) To ratify the selection of Deloitte & Touche LLP as independent public accountants for the fiscal year ending October 31, 1997.

    The results of the proxy solicitation on the above matters were as follows:

                     Director/Matter
Votes for                 Votes against
Abstentions

----------------             -------------             -----
------
(1) Edward D. Beach
17,649,913                        --
724,562
   Stephen C. Eyre
17,661,633                        --
712,842
   Delayne D. Gold
17,666,403                        --
708,072
   Robert F. Gunia
17,695,811                        --
678,664
   Don G. Hoff
17,695,210                        --
679,265
   Robert E. LaBlanc
17,699,110                        --
675,365
   Mendel A. Melzer
17,671,148                        --
703,327
   Richard A. Redeker
17,689,892                        --
684,583
   Robin B. Smith
17,682,046                        --
692,429
   Stephen Stoneburn
17,680,268                        --
694,207
   Nancy H. Teeters
17,674,066                        --
700,409
(2) Investment Restrictions--shares of other invesment
companies
12,767,141                   703,902
857,721
(3) Investment Restrictions--unseasoned issuers
12,428,459                   982,462
917,843
(4) Investment Restrictions--securities lending
12,554,247                   839,927
935,590
(5) Deloitte & Touche LLP
17,423,504                   200,859
750,112

------------------------------------------------------------
--------------------
----- 16

Comparing A $10,000 Investment.

Prudential World Fund, Inc. -- Global Series vs. the
Morgan Stanley Capital International World Index.

Prudential World Fund, Inc. -- Global Series
MSCI Index

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The boxes on top of the graphs are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential World Fund, Inc. -- Global
Series (Class A, Class B, Class C and Class Z) with a similar investment in the Morgan Stanley Capital International World Index by portraying the initial account values at the commencement of operations of Class A, Class C and Class
Z shares and for 10 years for Class B shares, and subsequent account values at the end of this reporting period (October 31), as measured on a quarterly basis, beginning in 1990 for Class A shares, in 1986 for Class B shares, in
1994 for Class C shares and in 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on October
31, 1996; (c) all recurring fees (including management fees) were deducted;
and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Class Z shares do not have a sales charge or a distribution fee. Since Class Z shares have been in existence less than one year, no average annual total returns are shown. The graph and accompanying tables reflect the past subsidy and/or waiver of expenses and/or management fees.

The Morgan Stanley World Index is a weighted index comprised of approximately
1,472 securities listed on the stock exchanges of the U.S., Europe, Canada,
Australia, New Zealand and the Far East. The World Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the World Index may differ substantially from the securities in the Fund. The World Index is not the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Best Year: 1993 48.8%
Worst Year: 1994 -4.8%

Class A          Average Annual Total
                  Returns - Class A
(GRAPH)
With Sales Load
7.7% Since Inception
10.8% for 5 Years
6.7% for 1 Year

Without Sales Load
8.5% Since Inception
11.9% for 5 Years
12.3% for 1 Year

Best Year:    1993   47.9%
Worst Year:   1990  -16.5%

Class B          Average Annual Total
                  Returns - Class B
(GRAPH)
With Sales Load
13.1% Since Inception
8.4% for 10 Years
11.0% for 5 Years
6.6% for 1 Year

Without Sales Load
13.1% Since Inception
8.4% for 10 Years
11.1% for 5 Years
11.6% for 1 Year

Class C          Average Annual Total
                  Returns - Class C
(GRAPH)
With Sales Load
9.0% Since Inception
10.6% for 1 Year

Without Sales Load
9.0% Since Inception
11.6% for 1 Year

Class Z
(GRAPH)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com
(LOGO)

Directors
Edward D. Beach
Stephen C. Eyre
Delayne D. Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
David W. Drasnin, Vice President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Ellyn C. Vogin, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743969107              MF115E
743969206              Cat. #44014AY
743969305
743969404



(ICON)
Prudential
WorldFund, Inc. ----------------------------International
Stock Series


ANNUAL
REPORT
Sept. 30, 1996
     and
Oct. 31, 1996

(LOGO)

Prudential
World Fund,
Inc.
International
Stock Series

Performance At
A Glance.

Welcome to the Prudential World Fund --
International Stock Series (formerly
The Prudential Institutional Fund --
International Stock Fund). You can see
our report has a new and brighter look. We hope you like it.

Foreign stocks climbed nicely over the last 13 months. Among them, European stocks stood out, rising higher than any other group outside the U.S. -- as interest rates fell and many companies restructured to compete more efficiently. Buoyed by our heavy investments in Europe, the Prudential
World Fund (International Stock Series)
outperformed the average
international stock fund, as measured by Lipper
Analytical Services.

Cumulative Total Returns1
As of 10/31/96
                                   One      One
Three Since
                                  Month     Year
Years Inception2
Class A                            .67%     N/A
N/A
0.3%
Class B                            .61      N/A
N/A
0.2
Class C                            .61      N/A
N/A
0.2
Class Z                            .67
12.3%     35.6%
75.8
Lipper International Funds Avg3   -.71      10.7
23.0
64.3

Average Annual Total Returns1
As of 9/30/96
                 One      Three
                 Since Year
                 Years
                 Inception2
Class A          N/A       N/A
-5.3%
Class B          N/A       N/A
-5.4
Class C          N/A       N/A
-1.4
Class Z          9.4%     12.2%
15.4

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and
Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum frontend sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%,
1% and 1% for
six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class
A shares on a quarterly basis, approximately seven years after purchase. Class Z shares do not have a sales charge or a distribution fee.

2Inception date: 9/23/96 for Class A, Class B and Class C; 11/5/92 for Class Z. Class Z shares were issued on 9/20/96 in connection with the reorganization of the International
Stock Fund, the assets
and liabilities of which were transferred and exchanged for Class Z shares of the Series. The Series is the "accounting" survivor of the reorganization. Accordingly, Class Z performance results date from the inception of the International Stock
Fund.

3Lipper average returns are for 376 funds for one month, 324 funds for one year, 147 funds for three years, and 101 funds since inception of the Class Z shares on 11/5/92.

How Investments Compared.
   (As of 10/31/96)
        (GRAPH)
 U.S.     General     General
U.S.
Growth     Bond      Muni Debt
Taxable Funds       Funds
Funds      Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received
higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value;
they don't fluctuate much in price but,
historically, their returns
have been generally among the lowest of the major investment categories.

Peter F. Spano, Fund Manager

Portfolio Manager's
Report
(PICTURE)

The Prudential World Fund--International Stock
Series invests in stocks of
companies located outside the U.S. We use a disciplined investment style to seek bargain-priced stocks that we think will provide our investors with long-term capital appreciation. There are special risks associated with foreign investments, including political, economic and social risks, and potential illiquidity. There can be no assurance that the Fund will achieve its objective.

Fund Changes.
On September 20, 1996, the assets and
liabilities of The Prudential
Institutional Fund - International Stock Fund were transferred and exchanged for Class Z shares of the International Stock
Series. The Series' investment
objective and policies are substantially similar to that of the
International Stock Fund. In addition, Peter
Spano will continue as
portfolio manager. For the convenience of shareholders from the
International Stock Fund, we are providing financial statements covering the 12-month period ended September 30, 1996 (the International
Stock Fund's fiscal year-end) and the one-month period ended October 31,
1996 (which coincides with the fiscal year-end for the International
Stock Series).

Strategy Session.

A Focus On Europe.

For most of the period, we held about two-thirds of our assets in Europe, which turned out to be the best performing continent outside the U.S. This was a major reason for the Series' good performance. Although European economic growth has been sluggish since last year, stock prices there have climbed on other good economic news: lower interest rates and subdued inflation. Interest rates fell across Europe, as governments trimmed spending to lower budget deficits.

   Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 10/31/96.

          (CHART)
The stocks of many European companies also rose as a result of widespread restructuring. As American businesses started doing several years ago,
European companies are cutting costs and shedding inefficient operations to better compete in a global economy. That's driving an increase in corporate earnings, which has occurred across Europe even as revenue growth remains slow.
Your Series benefitted from this trend, which we see pushing stock prices higher.

Within Europe, we selectively increased our holdings in the U.K., Italy, the Netherlands and France over the past period, as they were the countries where we discovered the best bargains. We sold our single German stock, Volkswagen, and cut back on our Norwegian holdings, because they became fully valued.

A Tough Japanese Market.

We kept our investments in Japan relatively small (5% of assets on October 31) because we were worried about the slow pace of economic recovery. That helped our returns, because Japanese markets turned in a flat performance (after adjusting for currency movements). Japan is emerging from a recession, but consumer spending and export demand haven't picked up significantly. As a result, many Japanese companies cut back production levels, delaying a full recovery.

What Went Well. Britain Restructures.

British companies continued to streamline their operations, slashing costs to become more efficient producers. We liked this new competitiveness as our holdings in the United Kingdom rose to 16.2% of assets on October 31, up from 9.6% 13 months earlier. We bought British
Steel, which has become a
low-cost producer in an out-of-favor industry.
We also invested in British
Telecom, which used to be the government-owned telephone company. Since going private in 1984, British Telecom has restructured its operations to become one of the world's major telecommunications companies. In early November, it agreed to buy MCI Communications to extend its global reach into the U.S.

Low Interest Rates.

Moderate economic growth and low inflation worldwide pushed interest rates to record lows. That was especially good for banks
-- and their stocks -- because
lower interest rates reduced the cost of their product -money. We increased our bank stocks to 13% of assets by October 31.
It was our largest sector. Our
third biggest holding, Bank of Nova Scotia, was one of our best performers, rising 49.8% over the past 13 months as Canada's prime lending rate ended the period at 5%, its lowest level in 40 years.
And Not So Well.
We didn't do so well in South Korea, where ongoing tensions between North and
South and internal political strife have caused many investors to avoid the stock market there. Over the longer term, however, we're very optimistic about Korea and its prospects for faster economic growth. One of our favorite holdings is Pohang Iron & Steel, the world's second biggest steel maker. We think Pohang, as a low-cost producer, is poised to benefit from economic growth, especially in Asia.

In general, emerging stock markets, such as Korea's, can provide high returns, but they can also be very volatile, so we've limited our holdings in these markets to relatively small positions in the portfolio. (Korea is currently less than
4%.)

Five Largest
Holdings.

2.6% Ciba-
     Geigy
     Chemica
     ls

2.6%
Iberdrola

Utilities
2.5% Bank of
     Nova
     Scotia
     Commerc
     ial
     Banking
2.4% Orkla
   Food &
  Household

Products

2.4% Lloyds
     Abbey
     Life
     Insuran
     ce

Expressed as a percentage of total net assets as of 10/31/96.


Looking Ahead.

For several years now, U.S. stocks have
outperformed foreign stocks. We
think that at some point, foreign stocks will begin to catch up. We continue to like Europe, because we think the economy will begin to pick up speed early in 1997. Inflation has been subdued, which helps keep interest rates stable. We're also seeing signs that the German economy is getting stronger, which is important, because it's the engine that drives European economic expansion. In Japan, however, we see little sign that export demand or consumer spending will lead to faster economic growth anytime soon.

------------------------------------------------
-------------------------

President's Letter
November 1, 1996

(PICTURE)

Dear Shareholder:

Last year, U.S. stocks and bonds generally posted extraordinary returns.
Investors celebrated this performance by putting record amounts of new money into mutual funds in the first few months of 1996. According to figures released by the Investment Company Institute, a mutual fund industry trade group, new investments in mutual funds reached an all-time monthly high of
$33 billion in January of 1996.  An additional
$66 billion was invested in
the following three months, although this rapid inflow subsided somewhat in late spring.

While we are pleased that mutual funds are attracting new investors, we're concerned that some of them may be "buying last year's returns." Few expect
1995's virtual non-stop returns from the stock and bond markets. In fact,
1996's markets have been volatile so far (stock and bond prices go down just as they go up). There's no better time than now to be talking with your Financial Advisor or Registered
Representative.  She or he can help
you determine reasonable expectations about both the potential performance and risks associated with your investments.

Changes at Prudential.

There have been some important changes recently at Prudential that were made with you in mind. Prudential Mutual Funds has moved under the umbrella of
Prudential's newly created "Prudential
Investments."  This group manages
and administers nearly $190 billion in client assets and provides mutual funds, annuities, defined benefit and defined contribution plans to our individual and institutional investors. We plan to improve the range and quality of investment products and services that we can provide you by better leveraging Prudential's strengths. There will, however, be no change in the service you receive from your Financial
Advisor, Registered
Representative or our Customer Service unit.

We're excited about our future and hope that you are, too. Thank you for your continued support and confidence in Prudential Mutual Funds.

Sincerely,


Richard A. Redeker
President

------------------------------------------------
--------------------------
2

PRUDENTIAL WORLD FUND
Portfolios of Investments
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------

          Shares
Value (Note 1)
 10/31/96        9/30/96        Description
10/31/96          9/30/96
------------------------------------------------
------------------------------------------------
----------------------------
LONG-TERM INVESTMENTS
93.3%             93.3%
COMMON STOCKS ----------------------------------
------------------------------------------------
------------------------------------------
Argentina

3.1%              3.0%
60,000     50,000 Telecom Argentina (ADR)
(Utilities)
$  2,265,000      $  2,018,750
160,000   160,000 YPF Sociedad Anonima (ADR)
(Oil & Gas)
3,640,000         3,660,000

------------      ------------

5,905,000         5,678,750
------------------------------------------------
------------------------------------------------
----------------------------
Australia
8.1%              8.0%
1,050,000       1,050,000      CSR, Ltd. (Multi-
                    Industry)
3,526,616         3,680,566
   600,000         600,000      Mayne Nickless
Ltd. (Multi-
Industry)
3,973,384
4,059,187
   385,000         385,000      National
Australia Bank Ltd.
(Commercial Banking)
4,223,899
4,051,669
 1,400,000       1,200,000      Pioneer
International Ltd.
(Building Materials & Components)
3,726,236 3,275,835

------------      ------------

15,450,135        15,067,257 --------------------
-------------------------------------------------
-------------------------------------------------
------
Canada
4.7%              4.3%
   154,000         154,000      Bank of Nova
Scotia
(Commercial Banking)
4,855,235
4,363,503
   284,000         284,000      Canadian Tire
Corp., Ltd.,
Class A (Automotive Parts)
4,132,527
3,762,901

------------      ------------

8,987,762         8,126,404 ---------------------
-------------------------------------------------
-------------------------------------------------
-----
Finland
0.7%
                    67,000      Outokumpu O.V.
(Metals-Non
Ferrous)
1,233,048 ---------------------------------------
-------------------------------------------------
------------------------------------
France
5.8%              6.7%
                     3,132      Chargeurs Reunis
S.A. (Multi-
Industry)
115,856
    34,075          30,075      Christian Dior
S.A.
(Textiles & Apparel)
4,523,819
3,518,089
                     9,800      Pathe S.A.
(Media)
2,503,428
    24,000          24,000      Peugeot S.A.
(Automobile
Manufacturing)
2,497,462
2,644,769
    49,000          49,000      Societe
Nationale Elf
Aquitaine (Energy)
3,910,816
3,832,959

------------      ------------

10,932,097        12,615,101 -------------------
------------------------------------------------
------------------------------------------------
---------
Italy
5.5%              5.4%
 1,200,000       1,200,000      Banca Fideuram
S.P.A.
(Financial Services)
2,541,762
2,850,394
   330,000         300,000      Benetton Group
S.P.A. (ADR)
(Textiles & Apparel)
3,900,398
3,375,984
 2,790,000       2,790,000      Parmalat
Finanziaria S.P.A.
(Agriculture)
3,986,909
4,009,252
------------      ------------
10,429,069        10,235,630
         ---------------------------------------
----------------------------------------
See Notes to Financial Statements.
3

PRUDENTIAL WORLD FUND
Portfolios of Investments
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------

          Shares
Value (Note 1)
 10/31/96        9/30/96        Description
10/31/96          9/30/96
------------------------------------------------
------------------------------------------------
----------------------------
Japan
5.2%              5.6%
   380,000         380,000      Hitachi, Ltd.
(Electrical
Equipment)                               $
3,367,701      $
3,684,849
   205,000         205,000      Matsushita
Electric
Industrial Co., Ltd. (Electrical
                                   Equipment)
3,273,812         3,441,975
    54,000          54,000      Sony Corp.
(Electronics)
3,236,257         3,408,485

------------      ------------

9,877,770        10,535,309 --------------------
------------------------------------------------
------------------------------------------------
--------
Netherlands
11.4%             11.4%
    32,000          32,000      AKZO N.V.
(Chemicals)
4,025,419         3,880,489
    30,000          30,000      Gamma Holding
N.V. (Textiles
& Apparel)
1,456,225
1,478,688
   130,000         130,000      ING Groep N.V.
(Financial
Services)
4,046,246
4,058,937
    98,000          98,000      KLM Royal Dutch
Airlines
(Airlines/Military Technology)
2,329,489
2,624,335
    80,000          80,000      Knp Bt (kon) Nv
(Forestry &
Paper)
1,760,414
1,880,372
   138,000         138,000      Pakhoed Holdings
N.V.
(Energy Equipment & Services)
4,287,126
3,953,692
   120,000         120,000      Stork N.V.
(Machinery &
Engineering)
3,749,117
3,690,580

------------      ------------

21,654,036        21,567,093 -------------------
------------------------------------------------
------------------------------------------------
---------
New Zealand
5.3%              5.1%
 1,700,000       1,575,000      Carter Holt
Harvey Ltd.
(Forestry & Paper)
3,821,845
3,468,678
   700,000         700,000      Fisher & Paykel
Industries
Ltd. (Consumer Durable Goods)
2,558,501
2,398,098
 1,470,000       1,470,000      Lion Nathan Ltd.
(Beverages
& Tobacco)
3,720,467
3,658,813

------------      ------------

10,100,813         9,525,589
------------------------------------------------
------------------------------------------------
----------------------------
Norway
2.6%              3.5%
                   114,000      Nycomed A.S.A.,
Series B
(Drugs & Medical Supplies)
1,332,943
    78,000          78,000      Orkla A.S. (Food
& Household
Products)
4,550,204
3,900,060
    41,000         103,700      Unitor A.S.
(Business &
Public Services)
448,858
1,372,052

------------      ------------

4,999,062         6,605,055 --------------------
------------------------------------------------
------------------------------------------------
--------
South Korea
3.8%              4.7%
    98,000          98,000      Korea Zinc
(Metals-Non
Ferrous)
2,111,225
2,135,593
    30,575          30,575      L.G.
Construction Ltd.
(Construction & Housing)
606,874
662,582
    17,600          17,600      Pohang Iron &
Steel Co.,
Ltd. (Metal-Steel)
862,693
969,491
    23,189          23,189      Samsung
Electronics Co.,
Ltd. (Manufacturing)
1,630,597
1,819,185
     4,879           4,879      Samsung
Electronics Co.,
Ltd. (new shares) (Manufacturing)
333,632 367,402
    10,001          42,361      Sam Yang Co.
(Misc.
Materials & Commodities)
346,177
1,584,691
    60,020          60,020      Tong Yang Cement
Co.
(Construction & Housing)
1,329,339
1,366,073

------------      ------------

7,220,537         8,905,017

------------------------------------------------
-------------------------------
4
See Notes to
Financial Statements.

PRUDENTIAL WORLD FUND
Portfolios of Investments
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------

          Shares
Value (Note 1)
 10/31/96        9/30/96        Description
10/31/96          9/30/96
------------------------------------------------
------------------------------------------------
----------------------------
Spain
6.7%              6.3%
    87,000          87,000      Banco Bilbao
Vizcaya, S.A.
(Commercial Banking)                    $
4,219,007      $
4,013,716
    26,000          24,000      Banco de
Andalucia S.A.
(Commercial Banking)
3,701,212
3,299,252
   460,000         460,000      Iberdrola, S.A.
(Utilities)
4,875,244         4,463,061

------------      ------------

12,795,463        11,776,029
------------------------------------------------
------------------------------------------------
----------------------------
Sweden
7.1%              7.3%
    70,000          70,000      Electrolux AB
(Appliances)
3,891,666         3,935,552
   155,000         145,000      SKF
International AB
(Consumer Goods)
3,425,714
3,490,680
   175,000         175,000      Svedala Industri
AB
(Engineering & Construction)
2,737,989
3,037,507
   170,000         157,000      Volvo AB
(Automobile
Manufacturing)
3,524,828
3,376,726

------------      ------------

13,580,195        13,840,465
------------------------------------------------
------------------------------------------------
----------------------------
Switzerland
7.8%              8.1%
     4,100           4,100      Ciba-Geigy Ltd.
(Chemicals)
5,033,272         5,243,084
    15,000          15,000      Valora Holding
AG
(Merchandising) (a)
2,530,947         2,607,032
     6,000           5,500      SMH-Swiss Corp.
for
Microelectronics and Watchmaking
                                   Industries
Ltd. (Electronics)
3,666,325
3,700,869
     6,300           6,300      Sulzer Brothers
Ltd.
(Machinery & Engineering)
3,571,474
3,701,746

------------      ------------

14,802,018        15,252,731
------------------------------------------------
------------------------------------------------
----------------------------
United Kingdom
16.2%             13.2%
   400,076         400,076      Allied-Lyons PLC
(Beverages
& Tobacco)
3,086,022
2,811,176
1,325,000         633,000      British Steel PLC
                     (Steel)
3,681,753         1,961,408
   731,000         731,000      British Telecom
PLC
(Telecommunications)
4,234,923
4,078,271
 1,250,000       1,250,000      Coats Viyella
PLC (Textiles
& Apparel)
3,112,286
2,875,587
    55,000          55,000      E D + F Manitoba
Group
(Financial Services) (a)
152,156
146,753
   445,000         445,000      Lloyds Abbey
Life PLC
(Insurance)
4,544,142
4,366,432
   400,000                      Rank Group PLC
(Media)
2,659,073
   350,000         350,000      National
Westminster Bank
PLC (Commercial Banking)
3,995,525
3,719,092
   473,000         473,000      Takare PLC
(Health Services)
1,100,716         1,065,915
   800,000         800,000      Tesco PLC (Food
& Household
Products)
4,335,232
3,799,687

------------      ------------

30,901,828        24,824,321

------------      ------------
                                Total long-term
                                   investments
                                   (cost
                                   $152,381,088
                                   and
$151,027,154, respectively)
177,635,785
175,787,799
         ---------------------------------------
----------------------------------------
See Notes to Financial Statements.
5

PRUDENTIAL WORLD FUND
Portfolios of Investments
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
---------

     Principal Amount
          (000)
Value (Note 1)
 10/31/96        9/30/96        Description
10/31/96          9/30/96
------------------------------------------------
------------------------------------------------
----------------------------
SHORT-TERM INVESTMENTS
7.4%              6.5%
------------------------------------------------
------------------------------------------------
----------------------------
Repurchase Agreement
                $   12,277      Joint Repurchase
Agreement
Account, 5.72%, 10/1/96
                                   (cost
$12,277,000; Note 5)
$
12,277,000

------------
$   14,166                      Joint Repurchase
Agreement
Account, 5.55%, 11/1/96
                                   (cost
$14,166,000; Note 5)
$ 14,166,000
------------
                                Total
Investments--100.7% and 99.8%, respectively
                                (cost
$166,547,088 and $163,304,154, respectively;
Note 4)          191,801,785 188,064,799
                                Other assets
(liabilities) in excess of liabilities (other
                                   assets)--
(0.7%) and 0.2%, respectively
(1,366,540)
322,196

------------      ------------
                                Net Assets--100%
$190,435,245      $188,386,995

------------      ------------

------------      ------------

---------------
ADR--American Depository Receipt.
(a) Non-income producing security. -------------
------------------------------------------------
------------------
6
See Notes to
Financial Statements.

PRUDENTIAL WORLD FUND
Statements of Assets and Liabilities
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------

Assets
October 31, 1996    September 30, 1996
Investments, at value (cost $166,547,088 and
$163,304,154, respectively)................
$191,801,785
$188,064,799
Cash............................................
 ............ ............................
--
1,596
Foreign currency, at value (cost $228,722 and
$137,293, respectively)...................
231,404
136,025
Interest and dividends
receivable......................................
 ............ .....        269,193
458,963
Receivable for Series shares
sold............................................
 ........... 742,693                306,010
Receivable for investments
sold............................................
 ............ .       951,838
199,543
Deferred expenses and other
assets..........................................
 ............ 17,849                 19,379

----------------    ------------------
   Total
assets..........................................
 ............ ...................    194,014,762
189,186,315

----------------    ------------------
Liabilities
Bank
overdraft.......................................
 ............ .......................
637,755                 -Payable for investments
purchased.......................................
 ............ ....      1,624,017
355,479
Accrued
expenses........................................
 ............ ....................        220,527
168,560 Management fee
payable.........................................
 ............ .............        162,415
132,985
Payable for Series shares
reacquired......................................
 ............ ..        934,803
127,536
Administration fee
payable.........................................
 ............ .........           --
14,760

----------------    ------------------
   Total
liabilities.....................................
 ............ ...................      3,579,517
799,320
----------------    ------------------
Net
Assets..........................................
 ............ ........................
$190,435,245
$188,386,995

----------------    ------------------

----------------    ------------------
Net assets were comprised of:
   Common Stock, at
par.............................................
 ............ ........       $114,819           $
114,300
   Paid-in capital in excess of
par.............................................
 ........ 160,461,557        159,598,648

----------------    ------------------

160,576,376            159,712,948
   Undistributed net investment
income..........................................
 ........ 1,905,396     2,217,711
   Accumulated net realized gain on
investments.....................................
 .... 2,696,743         1,696,470
 Net unrealized appreciation on investments and
                     foreign
currencies....................     25,256,730
24,759,866

----------------    ------------------
   Net
assets..........................................
 ............ .....................
$190,435,245           $188,386,995

----------------    ------------------

----------------    ------------------
Class A:
   Net
assets..........................................
 ............ .....................        $
5,169                $199.30

----------------    ------------------

----------------    ------------------
   Shares of common stock issued and
outstanding.....................................
 ...
311.6                 12.092

----------------    ------------------

----------------    ------------------
   Net asset value and redemption price per
share.......................................
$ 16.59 $ 16.48
   Maximum sales charge (5.0% of offering
price)........................................
0.87                   0.87

----------------    ------------------
   Maximum offering price to
public..........................................
 ........... $ 17.46    $ 17.35

----------------    ------------------

----------------    ------------------
Class B:
   Net
assets..........................................
 ............ .....................        $
1,922                $199.20

----------------    ------------------

----------------    ------------------
   Shares of common stock issued and
outstanding.....................................
 ...
115.98                 12.092

----------------    ------------------

----------------    ------------------
   Net asset value, offering price and
redemption price per
share.......................        $ 16.57
$ 16.47

----------------    ------------------

----------------    ------------------
Class C:
   Net
assets..........................................
 ............ .....................
$200.36                $199.20

----------------    ------------------

----------------    ------------------
   Shares of common stock issued and
outstanding.....................................
 ...
12.092                 12.092

----------------    ------------------

----------------    ------------------
   Net asset value, offering price and
redemption price per
share.......................        $ 16.57
$ 16.47

----------------    ------------------

----------------    ------------------
Class Z:
   Net
assets..........................................
 ............ .....................
$190,427,954        $   188,386,397

----------------    ------------------

----------------    ------------------
   Shares of common stock issued and
outstanding.....................................
 ... 11,481,500         11,429,941

----------------    ------------------

----------------    ------------------
   Net asset value, offering price and
redemption price per
share.......................        $ 16.59
$ 16.48
----------------    ------------------
----------------    ------------------
         ---------------------------------------
----------------------------------------
See Notes to Financial Statements.
7

PRUDENTIAL WORLD FUND
Statements of Operations
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------

October 1, 1996

Through               Year Ended
Net Investment Income (Loss)
October 31, 1996      September 30, 1996
Income

Interest........................................
 ............ .....................       $
54,004           $
650,936
 Dividends (net of foreign withholding taxes of
                     $13,305
and $676,041,

respectively)...................................
 ............ ...................
111,180
4,497,460

----------------      ------------------
      Total
income..........................................
 ............ ............       165,184
5,148,396

----------------      ------------------
Expenses
   Management
fee.............................................
 ............ ..........  162,415
1,849,447
   Administration
fee.............................................
 ............ ......    --                244,264
   Custodian's fees and
expenses........................................
 ............ 32,000   350,000
   Transfer agent
fees............................................
 ............ ......             26,000
8,000
   Audit
fee.............................................
 ............ ...............        20,000
15,500
   Legal
fees............................................
 ............ ...............        20,000
15,000
   Reports to
shareholders....................................
 ............ ..........   10,000
50,000
   Registration
fees............................................
 ............ ........ 5,000
25,000
   Amortization of organization
expenses........................................
 ....
1,137                 13,421
   Directors'
fees............................................
 ............ ..........    3,500
12,000

Miscellaneous...................................
 ............ .....................
12,162
8,566

----------------      ------------------
      Total
expenses........................................
 ............ ............       292,214
2,591,198
Expense recovery (Note
2)..............................................
 ............ .                       --
4,420

----------------      ------------------
Total expenses and expense
recovery........................................
 ......... 292,214              2,595,618

----------------      ------------------
Net investment income
(loss)..........................................
 ............ ..                 (127,030)
2,552,778

----------------      ------------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
   Investment
transactions....................................
 ............ ..........  837,173
4,925,561
   Foreign currency
transactions....................................
 ............ ....            (22,185)
(171,664)

----------------      ------------------

814,988              4,753,897

----------------      ------------------
Net change in unrealized appreciation on:

Investments.....................................
 ............ .....................
494,052
7,445,086
   Foreign
currencies......................................
 ............ .............         2,812
(6,428)

----------------      ------------------

496,864              7,438,658

----------------      ------------------
Net gain on investments and foreign
currencies......................................
1,311,852             12,192,555

----------------      ------------------
Net Increase in Net Assets
Resulting from
Operations......................................
 ............ .........       $  1,184,822
$ 14,745,333

----------------      ------------------

----------------      ------------------
         ---------------------------------------
----------------------------------------
8
See Notes to
Financial Statements.

PRUDENTIAL WORLD FUND
Statements of Changes in Net Assets
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------

October 1, 1996

Through October
Increase (Decrease)
31,               Year Ended September 30,
In Net Assets
1996                1996              1995
Operations
   Net investment income
(loss)..........................................
$ (127,030)         $2,552,778     $  1,884,332
   Net realized gain (loss) on investment and
                     foreign
currency

transactions....................................
 ............ .......            814,988
4,753,897
(3,084,946)
    Net change in unrealized appreciation of
                 investments and
foreign

currencies......................................
 ............ .......            496,864
7,438,658
9,333,213

---------------      ------------      ---------
---
 Net increase in net assets resulting
                 from
operations..................
1,184,822 14,745,333         8,132,599

---------------      ------------
-----------Dividends and distributions
  Dividends to shareholders from net
              investment
income..................
      Class
Z...............................................
 ............ .
--         (1,739,771)         (750,797)
---------------      ------------      ---------
---
   Distributions to shareholders from net
      realized gains Class
Z...............................................
 ............ .
--                 --        (2,440,090)

---------------      ------------      ---------
---
Series share transactions
   Net proceeds from shares
sold.........................................
9,340,491        115,942,217        93,624,206
     Net asset value of shares issued in in
                 reinvestment of
dividends and

distributions...................................
 ............ .......    --          1,739,771
3,190,887
   Cost of shares
redeemed........................................
 ....... (8,477,063)       (78,985,777)
67,895,915

---------------      ------------      ---------
---
   Net increase in net assets from Series share
transactions.............            863,428
38,696,211        28,919,178

---------------      ------------      ---------
---
Total
increase........................................
 ............ .......          2,048,250
51,701,773
33,860,890
Net Assets
Beginning of
period..........................................
 ............ 188,386,995        136,685,222
102,824,332

---------------      ------------      ---------
---
End of
period..........................................
 ............ ......      $ 190,435,245
18$8,386,995
$136,685,222

---------------      ------------      ---------
---

---------------      ------------      ---------
---

------------------------------------------------
-------------------------------
See Notes to Financial Statements.
9

PRUDENTIAL WORLD FUND
Notes to Financial Statements
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------
Prudential World Fund, Inc. (the ``Fund'') is
registered under the Investment
Company Act of 1940, as an open-end, diversified
management investment company
and consists of two series as a result of the
reorganization described in Note
7. The International Stock Series (the
``Series''), formerly a series of The
Prudential Institutional Fund (the ``Company''),
commenced investment operations
in November, 1992. Subsequent to September 30,
1996 (the Series' prior fiscal
year end) the Series' changed its fiscal year
end to October 31 in conjunction
with the reorganization.
The investment objective of the Series is to
achieve longterm growth of capital
through investment in equity securities of
foreign issuers. Income is a
secondary objective. The Series seeks to achieve
its objective primarily through
investment in a diversified portfolio of
securities which consist of equity
securities of foreign issuers. -----------------
------------------------------------------Note
1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Series in the preparation of its financial
statements. Securities Valuation: Securities
traded on an exchange (whether domestic or
foreign) are valued at the last reported sales
price on the primary exchange on
which they are traded. Securities traded in the
over-thecounter market
(including securities listed on exchanges for
which a last sales price is not
available) are valued at the average of the last
reported bid and asked prices.
Any security for which a reliable market
quotation is unavailable is valued at
fair value considering factors determined in
good faith by the investment
adviser under procedures established by and
under the general supervision of the
Series' Board of Directors.
Short-term securities which mature in more than
60 days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Series' policy that its
custodian or designated
subcustodians, as the case may be under triparty
repurchase agreements, take
possession of the underlying securities, the
value of which exceeds the
principal amount of the repurchase transaction
including accrued interest. If
the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Series may
be delayed or limited.
All securities are valued as of 4:15 p.m., New
York time.
Foreign Currency Translation: The books and
records of the Series are maintained
in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment securities,
other assets and liabilities - at the
closing rates of exchange.
(ii) purchases and sales of investment
securities, income and expenses - at the
rate of exchange prevailing on the respective
dates of such transactions.
Although the net assets of the Series are
presented at the foreign exchange
rates and market values at the close of the
fiscal period, the Series does not
isolate that portion of the results of
operations arising as a result of changes
in the foreign exchange rates from the
fluctuations arising from changes in the
market prices of securities held at the end of
the period. Similarly, the Series
does not isolate the effect of changes in
foreign exchange rates from the
fluctuations arising from changes in the market
prices of long-term portfolio
securities sold during the period. Accordingly,
these realized foreign currency
gains (losses) are included in the reported net
realized gains (losses) on
investment transactions.
Net realized gains (losses) on foreign currency
transactions represent net
foreign exchange gains or losses from holdings
of foreign currencies, currency
gains or losses realized between the trade and
settlement dates on security
transactions, and the difference between the
amounts of dividends, interest and
foreign taxes recorded on the Series' books and
the U.S. dollar equivalent
amounts actually received or paid. Net
unrealized currency gains or losses from
valuing foreign currency denominated assets and
liabilities (other than
investments) at fiscal period end exchange rates
are reflected as a component of
net unrealized appreciation on investments and
foreign currencies.
Foreign security and currency transactions may
involve certain considerations
and risks not typically associated with those of
domestic origin as a result of,
among other factors, the possibility of
political and economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Securities Transactions and Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis.
Dividend income is recorded on the
ex-dividend date; interest income is recorded on
the accrual basis. Expenses are
recorded on the accrual basis which may require
the use of certain estimates by
management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each
class of shares based --------------------------
------------------------------------------------
-----
10

PRUDENTIAL WORLD FUND
Notes to Financial Statements
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------
upon the relative proportion of net assets of
each class at the beginning of
the day.
Taxes: For federal income tax purposes, each
series in the Fund is treated as a
separate taxpaying entity. It is the intent of
the Series to continue to meet
the requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its net
income to shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends, interest
and capital gains have been
provided for in accordance with the Series'
understanding of the applicable
country's tax rules and regulations.
Dividends and Distributions: The Series expects
to pay dividends of net
investment income and distributions of net
realized capital and currency gains,
if any, annually. Dividends and distributions
are recorded on the ex-dividend
date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles.
Reclassification of Capital Accounts: The Series
accounts for and reports
distributions to shareholders in accordance with
the American Institute of
Certified Accountants' Statement of Position 93-
2: Determination, Disclosure,
and Financial Statement Presentation of Income,
Capital Gains, and Return of
Capital Distributions by Investment Companies.
The effect of applying this
statement was to decrease undistributed net
investment income and increase
accumulated net realized gain on investments by
$177,909 and $185,285 for the
year ended September 30, 1996 and for the period
October 1, 1996 through October
31, 1996, respectively, due to realized and
recognized currency losses during
the periods. Net investment income, net realized
gains and net assets were not
affected by this change.
Deferred Organization Expenses: Approximately
$64,000 of costs were incurred in
connection with the organization and initial
registration of the Series and are
being amortized ratably over the period of
benefit not to exceed 60 months from
the date of the Series' commencement of
investment operations. -------------------------
----------------------------------Note 2.
Agreements
The Series had a management agreement with
Prudential Institutional Fund
Management, Inc. (``PIFM'') until September 22,
1996. Effective September 23,
1996, the Series has a management agreement with
Prudential Mutual Fund
Management LLC (``PMF'') (collectively the
``Managers''). Pursuant to these
agreements, the Managers have responsibility for
all investment advisory
services and supervises the subadviser's
performance of such services. The
Managers have a subadvisory agreement with
Mercator Asset Management, L.P.
(``Mercator''); Mercator furnishes investment
advisory services in connection
with the management of the Series. The Managers
pay for the subadviser's
services, compensation of officers of the
Series, occupancy and certain clerical
and bookkeeping costs of the Series. The Series
bears all other costs and
expenses.
The management fee paid PIFM was computed daily
and payable monthly at an annual
rate of 1.15% of the average daily net assets of
the Series through September
22, 1996. Effective September 23, 1996, the
management fee paid PMF is computed
daily and payable monthly at an annual rate of
1% of the average daily net
assets of the Series. PMF pays Mercator at an
annual rate of .75 of 1% of the
Series average daily net assets up to and
including $50 million, .60 of 1% of
the Series' average daily net assets in excess
of $50 million up to and
including $300 million and .45 of 1% of the
Series' average daily net assets in
excess of $300 million.
Prior to September 23, 1996, PIFM had
voluntarily agreed to subsidize a portion
of the operating expenses of the Series such
that the expense ratio did not
exceed 1.60% of the Series' average daily net
assets. Such expenses may be
recovered by PIFM so long as the total expense
ratio did not exceed 1.60% of the
Series' average daily net assets. PIFM recovered
$4,420 of the Series operating
expenses during the period October 1, 1995
through September 22, 1996.
The Series had an administration agreement with
PMF until
September 22, 1996.
The administration fee paid PMF was computed
daily and payable monthly at an
annual rate of .17% of the Company's daily
average net assets up to $250 million
and .15% of the Company's average daily net
assets in excess of $250 million.
Effective September 23, 1996, the Series has a
distribution agreement with
Prudential Securities Incorporated (``PSI'')
which acts as the distributor of
the Class A, Class B, Class C and Class Z shares
of the Series. The Fund
compensates PSI for distributing and servicing
the Fund's Class A, Class B and
Class C shares, pursuant to plans of
distribution, (the ``Class A, B and C
plans'') regardless of expenses actually
incurred by them. The distribution fees
are accrued daily and payable monthly. PSI also
incurs the expenses of
distributing the Series' Class Z shares under
the distribution agreement, none
of which is reimbursed or paid for by the
Series.
Pursuant to the Class A, B and C Plans, the
Series compensates PSI for
distribution-related activities at an annual
rate of up to .30 of 1%, 1% and 1%
of the average daily net assets of the Class A,
B, and C shares, respectively.
Such expenses under the Plans were .25 of 1%, 1%
and 1% -----------------------------------------
--------------------------------------

PRUDENTIAL WORLD FUND
Notes to Financial Statements
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------
of the average daily net assets of the Class A, B and C shares for the periods
September 23, 1996 through September 30, 1996 and October 1, 1996 through
October 31, 1996.
PSI, PIFM and PMF are indirect, wholly-owned subsidiaries of The Prudential
Insurance Company of America -------------------
----------------------------------------Note 3.
Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc.
(``PMFS''), a whollyowned subsidiary of
PMF, serves as the Series' transfer agent.
During the periods September 23, 1996
through September 30, 1996 and October 1, 1996 through October 31, 1996, the
Series incurred fees of approximately $7,400 and $26,000, respectively, for the services of PMFS. As of September 30, 1996 and
October 31, 1996 these fees were
due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates. Prior to
September 23, 1996 PMFS was paid .03 of 1% of the Company's average daily net assets up to $250 million and .02 of 1% of the Company's average daily net assets in excess of $250 million from the administration fee paid to PMF. ----------------
-------------------------------------------Note
4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments for the year ended September 30, 1996 were $56,408,661 and
$22,148,491, respectively, and for the period
October 1, 1996 through October
31, 1996 were $8,083,093 and $7,566,333,
respectively.
The federal income tax basis and unrealized appreciation/depreciation of the
Series' investments as of September 30, 1996 and October 31, 1996 was as follows:

                                        Net
                                        Unrealiz
                                        ed
                                        Apprecia
                                        tion/
Gross Unrealized
       Date               Basis
(Depreciation)
Appreciation     Depreciation
-------------------    ------------     --------
------     -
-----------     ------------
September 30, 1996     $163,304,154      $
24,760,645      $
31,703,166      $6,942,521
October 31, 1996       $166,547,088      $
25,254,697      $
33,309,225      $8,054,528

------------------------------------------------
-----------Note 5. Joint Repurchase Agreement
Account
The Series, along with other affiliated
registered investment companies,
transfers uninvested cash balances into a single
joint account, the daily
aggregate balance of which is invested in one or
more repurchase agreements
collateralized by U.S. Treasury or federal
agency obligations. As of September
30, 1996 and October 31, 1996, the Series had a
1.23% and 1.66% undivided
interest in the joint account, respectively. The
undivided interest for the
Series represents $12,277,000 and $14,166,000,
respectively, in the principal
amount. As of such dates, each repurchase
agreement in the joint account and the
collateral therefor were as follows:
September 30, 1996
Bear, Stearns & Co., Inc., 5.72%, in the
principal amount of $333,000,000,
repurchase price $333,052,910, due 10/1/96. The
value of the collateral
including accrued interest was $339,757,925.
J.P. Morgan Securities, Inc., 5.70%, in the
principal amount of $109,000,000,
repurchase price $109,017,258, due 10/1/96. The
value of the collateral
including accrued interest was $111,181,257.
Goldman, Sachs & Co., Inc., 5.70%, in the
principal amount of $333,000,000,
repurchase price $333,052,725, due 10/1/96. The
value of the collateral
including accrued interest was $339,860,615.
Smith Barney, Inc., 5.75%, in the principal
amount of $224,000,000, repurchase
price $224,035,778, due 10/1/96. The value of
the collateral including accrued
interest was $228,481,010.
October 31, 1996
Bear, Stearns & Co., Inc., 5.53%, in the
principal amount of $277,000,000,
repurchase price $277,042,550, due 11/1/96. The
value of the collateral
including accrued interest was $282,667,606.
CS First Boston Corp., 5.56%, in the principal
amount of $100,000,000,
repurchase price $100,015,444, due 11/1/96. The
value of the collateral
including accrued interest was $102,000,453.
Deutsche Bank Securities Corp., 5.55%, in the
principal amount of $175,000,000,
repurchase price $175,026,979, due 11/1/96. The
value of the collateral
including accrued interest was $178,500,400.
Morgan Stanley & Co., Inc., 5.65%, in the
principal amount of $26,585,000,
repurchase price $26,589,172, due 11/1/96. The
value of the collateral including
accrued interest was $27,128,601.
Smith Barney, Inc., 5.55%, in the principal
amount of $277,000,000, repurchase
price $277,042,704, due 11/1/96. The value of
the collateral including accrued
interest was $282,541,278. ---------------------
--------------------------------------Note 6.
Capital
Effective September 23, 1996, the Series offers
Class A, Class B, Class C and
Class Z shares. Class A shares are sold with a
front-end sales charge of up to
5%. Class B shares are sold with a contingent
deferred sales charge which
declines from 5% to zero depending on the period
of time the shares are held.
Class C shares are sold with a contingent
deferred sales ---------------------------------
----------------------------------------------
12

PRUDENTIAL WORLD FUND
Notes to Financial Statements
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------
charge of 1% during the first year. Class B shares automatically convert to
Class A shares on a quarterly basis
approximately seven years after purchase.
Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
There are 500 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 125 million authorized shares.
Transactions in shares of common stock for the period October 1, 1996 through
October 31, 1996 and for the years ended
September 30, 1996 and 1995 were as
follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
October 1, 1996 through
  October 31, 1996:
Shares sold.........................         300    $
5,035
                                      ----------    --------
----
                                      ----------    --------
----
September 23, 1996(a) through
  September 30, 1996:
Shares sold.........................          12    $
200
                                      ----------    --------
----
                                      ----------    --------
----
Class B
------------------------------------
October 1, 1996 through
  October 31, 1996:
Shares sold.........................         104    $
1,737
                                      ----------    --------
----
                                      ----------    --------
----
September 23, 1996(a) through
  September 30, 1996:
Shares sold.........................          12    $
200
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
September 23, 1996(a) through
  September 30, 1996:
Shares sold.........................          12    $
200
                                      ----------    --------
----
                                      ----------    --------
----

---------------
(a) Commencement of offering of Class A, Class B and Class C shares.


Class Z                                 Shares
Amount
------------------------------------  ----------    --------
----
October 1, 1996 through
  October 31, 1996:
Shares sold.........................     558,189    $
9,333,719
Shares reacquired...................
(506,630) (8,477,063)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      51,559    $
856,656
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1996:
Shares sold.........................   7,376,874
$115,941,617
Shares issued in reinvestment of
  dividends.........................     116,607
1,739,771
Shares reacquired...................
(5,027,997) (78,985,777)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   2,465,484    $
38,695,611
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1995:
Shares sold.........................   6,497,880    $
93,624,206
Shares issued in reinvestment of
  dividends and distributions.......     228,737
3,190,887
Shares reacquired...................
(4,691,305) (67,895,915)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   2,035,312    $
28,919,178
                                      ----------    --------
----
                                      ----------    --------
----

Of the shares outstanding at September 30, 1996
and October 31, 1996 PIFM and
affiliates owned 5,881,584 and 5,892,471 shares
of the Series, respectively. -------------------
----------------------------------------Note 7.
Reorganization
On May 17, 1996, the Trustees of the Company
approved an Agreement and a Plan of
Reorganization (the ``Plan of Reorganization'')
for the Company. The Plan of
Reorganization was approved by shareholders on
September 6, 1996. Under the Plan
of Reorganization, The Prudential Institutional
Fund, International Stock Fund
joined the Prudential Global Fund, Inc. to
become two separate series of a newly
named Prudential World Fund, Inc. Existing
shareholders of The Prudential
Institutional Fund, International Stock Fund
became Class Z shareholders in the
Series and the Series also began offering Class
A, B and C shares. -----------------------------
------------------------------------------------
--

PRUDENTIAL WORLD FUND
Financial Highlights
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------

                                                       Class A
Class B
                                            ----
------------------------     -------------------
----------

October 1, September 23,     October 1,
September 23,

1996
1996(a)           1996            1996(a)

Through Through          Through  Through

October 31, September 30,     October 31,
September 30,

1996
1996             1996             1996
                                            ----
-------------------     -----------         ----
---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....      $ 16.48
$ 16.54          $ 16.47          $ 16.54
                                                ---------
-----                             -----
Income from investment operations:
Net investment loss.....................         (.01)
--             (.02)              --
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions.........................          .12
(.06)             .12             (.07)
                                                ---------
----- -----
   Total from investment operations.....          .11
(.06)             .10             (.07)
                                                ---------
----- -----
Net asset value, end of period..........      $ 16.59
$ 16.48          $ 16.57          $ 16.47
                                                ---------
----- -----
                                                ---------
----- -----
TOTAL RETURN(c).........................          .67%
(.36)%            .61%            (.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...............      $ 5,169
$   199          $ 1,922          $   199
Average net assets......................      $ 2,793
$   199          $   313          $   199
Ratios to average net assets:(b)
   Expenses, including distribution
      fees..............................         2.05%
2.46%            2.80%            3.21%
   Expenses, excluding distribution
      fees..............................         1.80%
2.21%            1.80%            2.21%
   Net investment income................        (1.03)%
 .75%           (1.78)%              0%
Portfolio turnover rate.................            4%
15%               4%              15%
Average commission rate paid per
   share................................      $ .0256
$ .0222          $ .0256          $ .0222

---------------
(a) Commencement of offering of Class A and
Class B shares. (b) Annualized.
(c) Total return is calculated assuming a
purchase of shares on the first day
    and a sale on the last day of each period
                  reported and
includes
  reinvestment of dividends and distributions.
                      Total
return for periods of
 less than a full year are not annualized. Total
                     return
includes the effect
    of expense subsidies/recoveries, as
applicable. ------------------------------------
-------------------------------------------
14
See Notes to
Financial Statements.

PRUDENTIAL WORLD FUND
Financial Highlights
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------

                                                       Class C
Class Z
                                            ----
------------
-------------     ------------------------------
------------
--------

October 1, September 23,
October 1,

1996
1996(b)           1996

Through Through  Through            Year Ended
September 30,

October 31, September 30,
October 31,     --------------------------
--------

1996
1996             1996           1996
1995
1994
                                            ----
-------------------                         ----
-------     --------                          --
------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....      $
16.47
$ 16.54         $   16.48      $  15.25     $
14.84 $
12.35
                                              --
-----------     ---------      --------     ----
----  ---
-----
Income from investment operations:
Net investment income (loss)............
(.02)
--              (.01)          .22
 .18(c)
 .13(c)
   Net realized and unrealized gain
      (loss) on investment and foreign
      currency transactions.............          .12
(.07)              .12          1.20         .66        2.54
                                              --
-----------     ---------      --------     ----
----  ---
-----
   Total from investment operations.....
 .10
(.07)              .11          1.42         .84        2.67
                                              --
-----------     ---------      --------     ----
----  ---
-----
Less distributions:
Dividends from net investment income....
--
--                --          (.19)       (.10)
(.03)
Distributions from net realized gains...
--
--                --            --        (.33)
(.15)
                                              --
-----------     ---------      --------     ----
----  ---
-----
   Total distributions..................
--
--                --          (.19)       (.43)
(.18)
                                              --
-----------     ---------      --------     ----
----  ---
-----
Net asset value, end of period..........      $
16.57
$ 16.47         $   16.59      $  16.48     $
15.25 $
14.84
                                              --
-----------     ---------      --------     ----
----  ---
-----
                                              --
-----------     ---------      --------     ----
----  ---
-----
TOTAL RETURN(e).........................
 .61%
(.42)%             .67%         9.44%
5.95%
21.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........
$   200(f)
$   199(f)      $ 190,428      $188,386
$136,685
$102,824
Average net assets (000)................
$   202(f)
$   199(f)      $ 191,228      $161,356
$118,927     $
68,476
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
      2.80%(d)
3.21%(d)          1.80%(d)     1.61%(c)
1.60%(c)
1.60%(c)
   Expenses, excluding distribution
      fees..............................
      1.80%(d)
2.21%(d)          1.80%(d)     1.61%(c)
1.60%(c)
1.60%(c)
   Net investment income................
(1.78)%(d)
0%(d)          (.78)%(d)    1.58%(c)    1.58%(c)
1.08%(c) Portfolio turnover
rate.................
4%
15%                4%          15%         20%
21%
Average commission rate paid per
   share................................      $
   .0256
$ .0222         $   .0256      $ .0222
N/A
N/A

                                           Nove
                                             mb
                                             er
                                             5,
                                             19
                                             92
                                             (a
                                             )
                                             Th
                                             ro
                                             ug
                                             h
                                          Septe
                                              m
                                              b
                                              e
                                              r
                                              3
                                              0
                                              ,
                                              1
                                              9
                                              9
                                              3
                                          -----
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....     $
10.00
                                              -
-----

Income from investment operations:
Net investment income (loss)............
 .16(c)
   Net realized and unrealized gain
      (loss) on investment and foreign
      currency transactions.............        2.21
                                              ------

   Total from investment operations.....        2.37
                                              ------

Less distributions:
Dividends from net investment income....        (.02)
Distributions from net realized gains...          --
                                              ------

   Total distributions..................        (.02)
                                              ------

Net asset value, end of period..........     $ 12.35
                                              -
                                              --
                                              --
                                              --
                                              --
                                              --

TOTAL RETURN(e).........................       23.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........     $31,708
Average net assets (000)................     $14,491
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
      1.60%(c)(d)
   Expenses, excluding distribution
      fees..............................
      1.60%(c)(d)
      Net investment income................
                   1.44%(c)(d)
Portfolio turnover rate.................
15% Average commission rate paid per
   share................................
   N/A

---------------
(a) Commencement of investment operations.
(b) Commencement of offering of Class C shares.
(c) Net of expense subsidy/recovery.
(d) Annualized.
(e) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period
                  reported and
includes
  reinvestment of dividends and distributions.
                      Total
return for periods of
 less than a full year are not annualized. Total
                     return
includes the effect
    of expense subsidies/recoveries, as
applicable.
(f) Figures are actual and are not rounded to the nearest thousand.

------------------------------------------------
-------------------------------
See Notes to Financial Statements.
15

PRUDENTIAL WORLD FUND
Independent Auditors' Report
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------
The Shareholders and Board of Directors
Prudential World Fund, Inc., International Stock
Series
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prudential
World Fund, Inc., International
Stock Series, as of October 31, 1996 and
September 30, 1996, the related
statements of operations for the period October
1, 1996 through October 31, 1996
and the year ended September 30, 1996 and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit
includes examining, on a
test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1996 and October 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential World
Fund, Inc., International Stock Series, as of
September 30, 1996 and October 31,
1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
November 27, 1996


PRUDENTIAL WORLD FUND
Federal Income Tax Information INTERNATIONAL
STOCK SERIES
------------------------------------------------
-------------------------------
We are required by the Internal Revenue Code to
advise you within 60 days of the
Series' fiscal period ended September 30, 1996
and October 31, 1996 as to the
federal tax status of dividends paid by the Fund
during its fiscal period ended
September 30, 1996 and October 31, 1996.
During the fiscal year ended September 30, 1996,
the Series paid a dividend of
$.19 per Class Z share, which represent
dividends from ordinary income. There
were no dividends paid during the period October
1, 1996 through October 31,
1996.
We wish to advise you that the corporate
dividends received deduction for the
Fund is zero. Only funds that invest in U.S.
equity securities are entitled to
pass-through a corporate dividends received
deduction. -------------------------------------
------------------------------------------
16

PRUDENTIAL WORLD FUND
Supplemental Proxy Information
INTERNATIONAL STOCK SERIES ---------------------
------------------------------------------------
----------
A special meeting of shareholders with respect to five of the seven existing series of The Prudential Institutional Fund (the
``Fund'') was held on Friday,
September 6, 1996 at the offices of The
Prudential Insurance Company of America,
Prudential Plaza, 751 Broad Street, Newark, New
Jersey. The meeting was held for
the following purposes:
(1) To approve a Plan of Reorganization for the Fund. (2) To transact such other business as may properly come before the meetings or any adjournments thereof.
  The results of the proxy solicitation on the
                      above
matters were as follows:

Series                            Votes For
Votes Against        Abstentions
--------------------------       -----------
------------        -----------
(1) Balanced Fund                   5,925,653
13,311             47,021
    Growth Stock Fund              12,657,912
23,910             55,333
    Income Fund                     4,650,714
99,967             11,636
    International Stock Fund        8,342,241
10,262             31,219
    Money Market Fund              48,861,914
726            140,282
(2) There was no other business voted upon at
the special meetings of shareholders.
         ---------------------------------------
----------------------------------------

Getting
The Most
From Your
Prudential
Mutual
Fund.


Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations.
They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:


At A Glance

Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical
Services, a nationally recognized
mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio
Manager's Report

The portfolio manager who invests your money for you reports on successful
-- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of
Investments

This is where the report begins to look
technical, but it's really just a
listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you.
The net asset value
fluctuates daily along with the value of every security in the portfolio.

Statement Of
Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes
In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial
Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities. The
Notes also explain who
manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent
Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance
Comparison

These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for
10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund - the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors generally cannot invest directly in an index.

Getting
The Most
From Your
Prudential
Mutual
Fund.


When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

------------------------------------------------
---------------------------
There's No Reward Without Risk; But Is This Risk
Worth It?

Your financial advisor or registered
representative can help you match the
reward you seek with the risk you can tolerate.
And risk can be difficult
to gauge --sometimes even the simplest
investments bear surprising risks.
The educated investor knows that markets seldom
move in just one direction
-- there are times when a market sector or asset
class will lose value or
provide little in the way of total return.
Managing your own expectations
is easier with help from someone who understands
the markets and who
knows you! -------------------------------------
-----------------------------------
Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

------------------------------------------------
------------------------
Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
/ /Prudential World Fund, Inc.-------------
-----------------------
International Stock Series
Prudential World Fund, Inc. --
International Stock Series vs. the Morgan
Stanley Capital           -- MSCI Index
International World Index.


         Average Annual Total Returns
          Since Inception     15.2%
          Three Years         10.7%
          One Year            12.3%

            (CHART)
            CLASS Z

------------------------------------------------
-----------------------
Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost.

This graph is furnished to you in accordance with SEC regulations. It compares a $10,000 investment in the Prudential
World Fund, Inc.--
International Stock Series (Class Z shares) with a similar investment in the Morgan Stanley Capital International World
Index by portraying the
initial account values at the commencement of operations of Class Z shares, and subsequent account values at the end of this reporting period (October
31), as measured on a quarterly basis, beginning in 1992. For purposes of the graph, and unless otherwise indicated, in the accompanying table it has been assumed (a) that all recurring fees
(including management fees)
were deducted; and (b) all dividends and distributions were reinvested. No graphs or average annual total returns are available for Class A, Class B and Class C shares since these share classes have been in existence since
September 23, 1996. Class Z shares do not have a sales charge or a distribution fee. The graph and accompanying table reflect the past subsidy and/or waiver of expenses and/or management fees.

The Morgan Stanley World Index is a weighted index comprised of approximately
1,472 securities listed on the stock exchanges of the U.S., Europe, Canada,
Australia, New Zealand and the Far East. The
World Index is an unmanaged
index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the World Index may differ substantially from the securities in the Fund.
The World Index is not
the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway
Center Three
100 Mulberry
Street
Newark, NJ
07102-4077
(800) 225-
1852
http://www.pr
udential.com



Directors
Edward D.
Beach
Stephen C. Eyre Delayne D.
Gold Robert F. Gunia Don G.
Hoff Robert E. LaBlanc
Mendel A. Melzer Robin B.
Smith Stephen Stoneburn
Nancy H. Teeters
Richard A. Redeker

Officers
Richard A. Redeker,
President David W. Drasnin,
Vice President Robert F.
Gunia, Vice President Grace
C. Torres, Treasurer
Stephen M. Ungerman,
Assistant Treasurer S. Jane
Rose, Secretary
Ellyn C. Vogin, Assistant
Secretary

Manager
Prudential Mutual Fund
Management LLC Gateway
Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
Mercator Asset
Management, L.P. 2400
East Commercial
Boulevard Fort
Lauderdale, FL  33308

Distributor
Prudential Securities
Incorporated One
Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and
Trust Company One
Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund
Services, Inc. P.O. Box
15005
New Brunswick, NJ 08906

Independent Accountants
Deloitte & Touche LLP
Two World Financial
Center
New York, NY  10281

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY  10004

The views expressed in this report and
information about the Fund's portfolio
holdings are for the periods covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743969503          MF115E3
743969602          Cat. #42M274N
743969701
743969800